As filed with the Securities and Exchange Commission on August xx, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Name and address of agent for service)

608-824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Plumb Balanced Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Shares	Value
COMMON STOCKS - 60.26%
Air Freight & Logistics - 1.41%
United Parcel Service, Inc. - Class B	10,900	544,891
Beverage and Tobacco Product Manufacturing - 0.54%
Wendy's / Arby's Group, Inc. - Class A	52,822	211,288
Capital Markets - 0.91%
Morgan Stanley	12,400	353,524
Chemicals - 1.19%
EI Du Pont de Nemours & Co.	18,000	461,160
Communications Equipment - 3.57%
Cisco Systems, Inc. (a)	60,000	1,118,400
Corning, Inc.	16,500	264,990
		1,383,390
Computers & Peripherals - 1.94%
Apple, Inc. (a)	1,500	213,645
EMC Corp. (a)	41,000	537,100
		750,745
Diversified Consumer Services - 2.42%
Apollo Group, Inc. (a)	6,500	462,280
Corinthian Colleges, Inc. (a)	28,200	477,426
		939,706
Diversified Financial Services - 3.90%
CME Group, Inc.	2,400	746,664
Moody's Corp.	20,000	527,000
The NASDAQ OMX Group, Inc. (a)	11,100	236,541
		1,510,205
Diversified Telecommunication Services - 2.25%
AT&T, Inc.	15,000	372,600
Verizon Communications, Inc.	16,300	500,899
		873,499
Energy Equipment & Services - 1.88%
Diamond Offshore Drilling, Inc.	5,500	456,775
ENSCO International, Inc.	7,800	271,986
		728,761
Food & Staples Retailing - 5.33%
CVS / Caremark Corp.	19,100	608,717
Walgreen Co.	27,300	802,620
Wal-Mart Stores, Inc.	13,500	653,940
		2,065,277
Food Products - 4.45%
Cadbury PLC - ADR (b)	17,000	584,800
Kraft Foods, Inc.	17,600	445,984
Nestle SA - ADR (b)	18,450	694,198
		1,724,982
Hotels, Restaurants & Leisure - 1.50%
McDonald's Corp.	10,100	580,649
Industrial Conglomerates - 2.44%
3M Co.	7,500	450,750
Tyco International Ltd. (b)	19,000	493,620
		944,370
Insurance - 0.56%
Greenlight Capital Re Ltd. (a)(b)	12,500	216,375
IT Services - 6.73%
Automatic Data Processing, Inc.	16,300	577,672
Fiserv, Inc. (a)	12,700	580,390
Heartland Payment Systems, Inc.	45,000	430,650
Paychex, Inc.	27,500	693,000
The Western Union Co.	20,000	328,000
		2,609,712
Management Consulting Services - 1.27%
ABB Ltd. - ADR (a)(b)	31,100	490,758
Media - 1.79%
The McGraw-Hill Companies, Inc.	23,000	692,530
Oil, Gas & Consumable Fuels - 5.80%
Chevron Corp.	8,900	589,625
ConocoPhillips	10,000	420,600
Exxon Mobil Corp.	8,200	573,262
Occidental Petroleum Corp.	3,500	230,335
Petro-Canada (b)	11,400	437,988
		2,251,810
Pharmaceuticals - 4.49%
Genzyme Corp. (a)	6,200	345,154
Johnson & Johnson	16,000	908,800
Merck & Co., Inc.	9,000	251,640
Sanofi-Aventis SA - ADR (b)	8,000	235,920
		1,741,514
Road & Rail - 1.06%
Burlington Northern Santa Fe Corp.	5,600	411,824
Semiconductor & Semiconductor Equipment - 0.58%
Microchip Technology, Inc.	10,000	225,500
Software - 2.47%
Adobe Systems, Inc. (a)	12,000	339,600
Microsoft Corp.	26,000	618,020
		957,620
Specialty Retail - 0.26%
Cost Plus, Inc. (a)	68,541	101,441
Support Activities for Mining - 0.55%
Weatherford International, Ltd. (a)(b)	11,000	215,160
Tobacco - 0.97%
Philip Morris International, Inc.	8,600	375,132
TOTAL COMMON STOCKS (Cost $25,971,183)		23,361,823
PREFERRED STOCKS - 2.24%
Diversified Financial Services - 0.83%
Citigroup Capital VII, 7.125%	20,000	319,000
Commerical Banks - 1.34%
Morgan Stanley Capital Trust VIII, 6.450%	10,000	193,900
Fifth Third Capital Trust V, 7.250%	20,000	326,400
		520,300
Thrifts & Mortgage Finance - 0.07%
Federal National Mortgage Association, 8.250%	20,000	26,800
TOTAL PREFERRED STOCKS (Cost $936,500)		866,100
EXCHANGE-TRADED FUND - 0.17%
iShares Silver Trust (a)	5,000	66,900
TOTAL EXCHANGE-TRADED FUND (Cost $67,200)		66,900
	Principal
	Amount	Value
CONVERTIBLE BONDS - 2.52%
Health Care Equipment & Supplies - 1.91%
Medtronic, Inc.
1.625%, 04/15/2013	$ 800,000	741,000
Support Activities for Mining - 0.61%
Transocean, Inc. (b)
1.625%, 12/15/2037	250,000	237,500
TOTAL CONVERTIBLE BONDS (Cost $944,509)		978,500
CORPORATE BONDS - 29.05%
Capital Markets - 2.63%
The Bear Stearns Companies, LLC
4.550%, 06/23/2010	1,000,000	1,020,803
Chemicals - 2.63%
EI Du Pont De Nemours & Co.
6.875%, 10/15/2009	1,000,000	1,018,585
Computer and Electronic Product Manufacturing - 2.48%
Lexmark International, Inc.
5.900%, 06/01/2013	1,000,000	960,302
Credit Intermediation and Related Activities - 2.66%
Bank of America Corp.
6.600%, 05/15/2010	500,000	508,081
Toyota Motor Credit Corp.
4.038%, 01/09/2012 (c)	500,000	522,985
		1,031,066
Electric, Gas, And Sanitary Services - 2.60%
Integrys Energy Group, Inc.
7.000%, 11/01/2009	1,000,000	1,008,994
Food & Staples Retailing - 2.58%
Wal-Mart Stores, Inc.
6.875%, 08/10/2009	1,000,000	1,001,685
Food Products - 1.39%
Kraft Foods, Inc.
6.250%, 06/01/2012	500,000	539,229
Industrial Conglomerates - 2.02%
General Electric Co.
5.000%, 02/01/2013	750,000	781,024
Machinery - 1.49%
Caterpillar, Inc.
7.900%, 12/15/2018	500,000	577,657
Non-depository Credit Institutions - 3.19%
American General Finance Corp.
5.800%, 09/15/2013	500,000	207,616
General Electric Capital Corp.
5.200%, 02/01/2011	1,000,000	1,029,419
		1,237,035
Software - 2.71%
Oracle Corp.
5.000%, 01/15/2011	1,000,000	1,048,687
Specialty Retail - 2.67%
Home Depot, Inc.
5.200%, 03/01/2011	1,000,000	1,035,523
TOTAL CORPORATE BONDS (Cost $11,197,139)		11,260,590
FOREIGN CORPORATE BONDS - 1.34%
Noble Holding International, Inc. (b)
7.375%, 03/15/2014	500,000	518,747
TOTAL FOREIGN CORPORATE BONDS (Cost $518,309)		518,747
U.S. TREASURY OBLIGATIONS - 1.31%
U.S Treasury Inflation Indexed Bonds - 1.31%
4.000%, 07/08/2019	500,000	509,100
TOTAL U.S. TREASURY OBLIGATIONS (Cost $500,000)		509,100
SHORT TERM INVESTMENTS - 4.21%	Shares
Money Market Funds - 4.21%
Aim Liquid Assets Portfolio - Institutional Class, 0.36% (c)	1,510,825	1,510,825
AIM STIT-STIC Prime Portfolio, 0.19% (c)	121,578	121,578
TOTAL SHORT-TERM INVESTMENTS (Cost $1,632,403)		1,632,403
Total Investments (Cost $41,767,243) - 101.10%		39,194,163
Liabilities in Excess of Other Assets - (1.10)%		(427,816)
TOTAL NET ASSETS - 100.00%		$38,766,347

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate listed is as of June 30, 2009.

The accompanying notes are an integral part of these financial statements.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

Statement of Financial Accounting Standards No. 157 Fair Value Measurements (”SFAS 157”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Equity
Consumer Discretionary	$2,525,614	$2,525,614	$-	$-
Consumer Staples	4,165,391	4,165,391	-	-
Energy	3,195,731	3,195,731	-	-
Financials	2,946,204	2,946,204	-	-
Health Care	1,741,514	1,741,514	-	-
Industrials	2,391,843	2,391,843	-	-
Information Technology	5,926,967	5,926,967	-	-
Materials	528,060	528,060	-	-
Telecommunication Services	873,499	873,499	-	-
Total Equity	$24,294,823	$24,294,823	$-	$-

Fixed Income
Consumer Discretionary	$2,518,809	$-	$2,518,809	$-
Consumer Staples	1,540,914	-	1,540,914	-
Energy	756,248	-	756,248	-
Financials	3,254,595	-	3,254,595	-
Health Care	741,000	-	741,000	-
Industrials	2,388,099	-	2,388,099	-
Information Technology	1,048,687	-	1,048,687	-
Materials	1,018,585	-	1,018,585	-
Total Fixed Income	$13,266,937	$-	$13,266,937	$-

Short Term Investments	$1,632,403	$1,632,403	$-	$-

Total Investment In Securities	$39,194,163	$25,927,226	$13,266,937	$-

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$41,767,243
	Gross unrealized appreciation	2,000,430
	Gross unrealized depreciation	(4,573,510)
	Net unrealized depreciation	$(2,573,080)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Plumb Equity Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Shares	Value
COMMON STOCKS - 97.03%
Air Freight & Logistics - 2.15%
United Parcel Service, Inc. - Class B	5,300	$264,947
Beverage and Tobacco Product Manufacturing - 0.97%
Wendy's / Arby's Group, Inc. - Class A	30,000	120,000
Biotechnology - 1.26%
BioMarin Pharmaceutical, Inc. (a)	10,000	156,100
Capital Markets - 1.48%
Morgan Stanley	6,400	182,464
Chemicals - 2.07%
EI Du Pont de Nemours & Co.	10,000	256,200
Communications Equipment - 5.25%
Cisco Systems, Inc. (a)	27,000	503,280
Corning, Inc.	9,000	144,540
		647,820
Computers & Peripherals - 3.33%
Apple, Inc. (a)	1,000	142,430
EMC Corp. (a)	20,500	268,550
		410,980
Diversified Consumer Services - 4.48%
Apollo Group, Inc. - Class A (a)	4,000	284,480
Corinthian Colleges, Inc. (a)	15,900	269,187
		553,667
Diversified Financial Services - 6.35%
CME Group, Inc.	1,200	373,332
Moody's Corp.	11,000	289,850
The NASDAQ OMX Group, Inc. (a)	5,700	121,467
		784,649
Diversified Telecommunication Services - 4.08%
AT&T, Inc.	10,000	248,400
Verizon Communications, Inc.	8,300	255,059
		503,459
Energy Equipment & Services - 3.55%
Diamond Offshore Drilling, Inc.	3,600	298,980
ENSCO International, Inc.	4,000	139,480
		438,460
Food & Staples Retailing - 7.39%
CVS / Caremark Corp.	11,000	350,570
Walgreen Co.	7,600	223,440
Wal-Mart Stores, Inc.	7,000	339,080
		913,090
Food Products - 6.34%
Cadbury PLC - ADR (b)	7,000	240,800
Kraft Foods, Inc. - Class A	9,500	240,730
Nestle SA - ADR (b)	8,000	301,007
		782,537
Hotels, Restaurants & Leisure - 2.42%
McDonald's Corp.	5,200	298,948
Industrial Conglomerates - 4.05%
3M Co.	4,000	240,400
Tyco International Ltd. (b)	10,000	259,800
		500,200
Insurance - 0.70%
Greenlight Capital Re Ltd. (a)(b)	5,000	86,550
Internet Software & Services - 0.34%
Google, Inc. - Class A (a)	100	42,159
IT Services - 11.26%
Automatic Data Processing, Inc.	9,000	318,960
Fiserv, Inc. (a)	6,500	297,050
Heartland Payment Systems, Inc.	23,000	220,110
Paychex, Inc.	15,500	390,600
The Western Union Co.	10,000	164,000
		1,390,720
Management Consulting Services - 2.04%
ABB Ltd - ADR (a)(b)	16,000	252,480
Media - 2.80%
The McGraw-Hill Companies, Inc.	11,500	346,265
Oil, Gas & Consumable Fuels - 7.66%
Chevron Corp.	4,300	284,875
ConocoPhillips	5,000	210,300
Exxon Mobil Corp.	4,100	286,631
Occidental Petroleum Corp.	2,500	164,525
		946,331
Pharmaceuticals - 6.37%
Genzyme Corp. (a)	3,200	178,144
Johnson & Johnson	8,500	482,800
Merck & Co., Inc.	4,500	125,820
		786,764
Road & Rail - 1.97%
Burlington Northern Santa Fe Corp.	3,300	242,682
Semiconductor & Semiconductor Equipment - 1.95%
Microchip Technology, Inc.	10,700	241,285
Software - 4.11%
Adobe Systems, Inc. (a)	7,000	198,100
Microsoft Corp.	13,000	309,010
		507,110
Specialty Retail - 0.48%
Cost Plus, Inc. (a)	40,266	59,594
Support Activities for Mining - 0.63%
Weatherford International Ltd. (a)(b)	4,000	78,240
Tobacco - 1.55%
Philip Morris International, Inc.	4,400	191,928
TOTAL COMMON STOCKS (Cost $12,522,305)		11,985,629
EXCHANGE-TRADED FUND - 1.08%
iShares Silver Trust (a)	10,000	133,800
TOTAL EXCHANGE-TRADED FUND (Cost $126,965)		133,800
SHORT TERM INVESTMENTS - 3.92%
Money Market Funds - 3.92%
Aim Liquid Assets Portfolio - Instituional Class, 0.36% (c)	481,667	481,667
AIM STIT-STIC Prime Portfolio, 0.19% (c)	3,068	3,068
TOTAL SHORT-TERM INVESTMENTS (Cost $484,735)		484,735
Total Investments (Cost $13,134,005) - 102.03%		12,604,164
Liabilities in Excess of Other Assets - (2.03)%		(251,224)
TOTAL NET ASSETS - 100.00%		$ 12,352,940

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security. The rate listed is as of June 30, 2009.

The accompanying notes are an integral part of these financial statements.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

Statement of Financial Accounting Standards No. 157 Fair Value Measurements (”SFAS 157”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Total Equities	$12,119,429	$12,119,429		$-

Total Short Term Investments	$484,735	$484,735

Total Investment in Securities	$12,604,164	$12,604,164	$-	$-

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$13,134,005
	Gross unrealized appreciation	890,618
	Gross unrealized depreciation	(1,420,459)
	Net unrealized depreciation	$(529,841)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)*   /s/ Thomas G. Plumb
                                                                     Thomas G. Plumb, President

Date     8/19/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Thomas G. Plumb
                                                                     Thomas G. Plumb, President

Date     8/19/2009

By (Signature and Title)*   /s/ Timothy R. O’Brien
                                                                     Timothy R. O’Brien, Treasurer

Date     8/19/2009

* Print the name and title of each signing officer under his or her signature.